MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

December 14, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust

Registration Numbers: (333-160918 and 811-22321)

Dear Sir/Madam:

On December 14, 2018, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for the MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund and MainStay Moderate Growth Allocation Fund (each a “Fund” and collectively, the “Funds”), each a series of the MainStay Funds Trust, and filed on Post-Effective Amendment No. 131 to MainStay Funds Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 134 under the Investment Company Act of 1940, as amended.

The purpose of this Amendment is to add Class R1 and Class R2 to each Fund. The characteristics of Class R1 and Class R2 for these Funds are substantially similar to those for the other MainStay Funds’ Class R1 and Class R2 shares, which have been included in Prospectuses and Statements of Additional Information that have been reviewed by the Staff in recent years.

Therefore, we request that the Amendment be afforded selective review pursuant to the guidance set forth in IC-13768. Selective review would serve to expedite the review process, as well as use the Staff’s time more effectively. In this regard, we hereby request selective review of the Prospectus and Statement of Additional Information contained in the Amendment limited to the changes described above.

Please direct any questions concerning the filing to the undersigned at 201-685-6232 or Rachel_Kuo@newyorklife.com.

Sincerely,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle